UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23096

Legg Mason ETF Investment Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON ETF INVESTMENT TRUST

LEGG MASON DEVELOPED EX-US DIVERSIFIED CORE ETF

FORM N-Q

JANUARY 31, 2018

LEGG MASON DEVELOPED EX-US DIVERSIFIED CORE ETF

Schedule of investments (unaudited)	January 31, 2018

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.4%
CONSUMER DISCRETIONARY - 9.1%
Auto Components - 0.6%
Bridgestone Corp.	200	$9,721
Compagnie Generale des Etablissements Michelin	52	8,315
Continental AG	42	12,603
Denso Corp.	200	12,500
Magna International Inc.	328	18,736
Minth Group Ltd.	2,000	11,301

Total Auto Components		73,176

Automobiles - 1.6%
Bayerische Motoren Werke AG	76	8,678
Daimler AG, Registered Shares	136	12,449
Ferrari NV	258	30,764
Fiat Chrysler Automobiles NV	2,168	52,385	*
Honda Motor Co., Ltd.	400	14,019
Nissan Motor Co., Ltd.	800	8,526
Subaru Corp.	200	6,628
Toyota Motor Corp.	994	68,106

Total Automobiles		201,555

Distributors - 0.2%
Jardine Cycle & Carriage Ltd.	800	24,351

Hotels, Restaurants & Leisure - 2.6%
Aristocrat Leisure Ltd.	2,765	53,250
Compass Group PLC	374	7,872
Crown Resorts Ltd.	2,322	24,792
Domino’s Pizza Enterprises Ltd.	386	14,927
Flight Centre Travel Group Ltd.	292	12,007
Galaxy Entertainment Group Ltd.	5,000	44,294
Genting Singapore PLC	47,000	48,369
Melco Resorts & Entertainment Ltd., ADR	601	17,898
MGM China Holdings Ltd.	3,200	9,858
Restaurant Brands International Inc.	196	11,840
Sands China Ltd.	5,530	32,942
TABCORP Holdings Ltd.	8,223	34,257
Wynn Macau Ltd.	3,600	12,702

Total Hotels, Restaurants & Leisure		325,008

Household Durables - 0.7%
Electrolux AB, Class B Shares	346	12,215
Husqvarna AB, Class B Shares	813	8,483
Panasonic Corp.	800	11,864
Sekisui House Ltd.	397	7,266
Sony Corp.	397	18,943
Techtronic Industries Co., Ltd.	3,460	23,044

Total Household Durables		81,815

See Notes to Schedule of Investments.

LEGG MASON DEVELOPED EX-US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY	SHARES	VALUE
Media - 0.9%
Altice NV, Class A Shares	5,703	$61,289	*
Shaw Communications Inc., Class B Shares	394	8,601
Singapore Press Holdings Ltd.	14,559	29,300
Vivendi	304	8,919
WPP PLC	364	6,605

Total Media		114,714

Multiline Retail - 0.4%
Canadian Tire Corp., Ltd., Class A Shares	100	13,954
Dollarama Inc.	140	19,142
Harvey Norman Holdings Ltd.	3,021	11,003

Total Multiline Retail		44,099

Specialty Retail - 1.1%
Dufry AG, Registered Shares	54	8,395	*
Hennes & Mauritz AB, Class B Shares	1,259	22,263
Industria de Diseno Textil SA	2,938	105,309

Total Specialty Retail		135,967

Textiles, Apparel & Luxury Goods - 1.0%
adidas AG	32	7,441
Compagnie Financiere Richemont SA, Registered Shares	380	36,467
Li & Fung Ltd.	14,000	7,141
Luxottica Group SpA	414	26,625
LVMH Moet Hennessy Louis Vuitton SE	66	20,699
Swatch Group AG	30	13,747
Yue Yuen Industrial Holdings Ltd.	2,000	9,025

Total Textiles, Apparel & Luxury Goods		121,145

TOTAL CONSUMER DISCRETIONARY		1,121,830

CONSUMER STAPLES - 7.4%
Beverages - 1.7%
Anheuser-Busch InBev SA/NV	384	43,451
Asahi Group Holdings Ltd.	400	20,119
Carlsberg A/S, Class B Shares	334	42,891
Diageo PLC	344	12,369
Heineken Holding NV	90	9,554
Heineken NV	120	13,492
Kirin Holdings Co., Ltd.	600	14,955
Pernod Ricard SA	86	13,699
Suntory Beverage & Food Ltd.	200	9,545
Treasury Wine Estates Ltd.	1,800	24,832

Total Beverages		204,907

See Notes to Schedule of Investments.

LEGG MASON DEVELOPED EX-US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY	SHARES	VALUE
Food & Staples Retailing - 2.2%
Alimentation Couche-Tard Inc., Class B Shares	589	$30,815
FamilyMart UNY Holdings Co., Ltd.	100	6,687
George Weston Ltd.	196	17,165
ICA Gruppen AB	190	7,422
Koninklijke Ahold Delhaize NV	428	9,549
Loblaw Cos., Ltd.	394	21,343
METRO AG	224	4,867	*
Metro Inc.	394	13,184
Seven & I Holdings Co., Ltd.	792	32,545
Wesfarmers Ltd.	2,134	75,335
Woolworths Group Ltd.	2,600	56,462

Total Food & Staples Retailing		275,374

Food Products - 1.5%
Ajinomoto Co. Inc.	400	7,585
Danone SA	226	19,490
Kerry Group PLC, Class A Shares	577	61,429
MEIJI Holdings Co., Ltd.	200	16,726
Nestle SA, Registered Shares	494	42,683
Nisshin Seifun Group Inc.	400	8,013
Nissin Foods Holdings Co., Ltd.	100	7,401
Saputo Inc.	390	13,422
Toyo Suisan Kaisha Ltd.	198	8,026

Total Food Products		184,775

Household Products - 0.5%
Essity AB, Class B Shares	969	29,021	*
Henkel AG & Co. KGaA	70	8,760
Lion Corp.	300	5,623
Reckitt Benckiser Group PLC	90	8,693
Unicharm Corp.	395	10,547

Total Household Products		62,644

Personal Products - 0.9%
Beiersdorf AG	66	7,826
Kao Corp.	400	27,711
L’Oreal SA	96	21,823
Shiseido Co., Ltd.	397	20,368
Unilever NV, CVA	442	25,600
Unilever PLC	190	10,791

Total Personal Products		114,119

Tobacco - 0.6%
British American Tobacco PLC	246	16,832
Japan Tobacco Inc.	1,000	33,086
Swedish Match AB	518	20,983

Total Tobacco		70,901

TOTAL CONSUMER STAPLES		912,720

See Notes to Schedule of Investments.

LEGG MASON DEVELOPED EX-US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY	SHARES	VALUE
ENERGY - 7.0%
Energy Equipment & Services - 0.1%
Tenaris SA	605	$10,535

Oil, Gas & Consumable Fuels - 6.9%
BP PLC	5,489	39,053
Caltex Australia Ltd.	500	14,009
Canadian Natural Resources Ltd.	394	13,450
Enagas SA	633	17,250
Enbridge Inc.	595	21,783
Eni SpA	3,930	70,681
Idemitsu Kosan Co., Ltd.	397	14,837
Inpex Corp.	3,175	41,269
JXTG Holdings Inc.	9,291	61,600
Oil Search Ltd.	2,586	15,774
Origin Energy Ltd.	3,611	27,177	*
Pembina Pipeline Corp.	196	6,681
Repsol SA	4,368	82,187
Royal Dutch Shell PLC, Class A Shares	1,247	43,600
Royal Dutch Shell PLC, Class B Shares	1,089	38,594
Santos Ltd.	4,480	18,411	*
Showa Shell Sekiyu KK	794	11,251
Snam SpA	3,475	16,908
Statoil ASA	5,192	121,231
Suncor Energy Inc.	591	21,411
Total SA	1,818	105,262
TransCanada Corp.	194	8,932
Woodside Petroleum Ltd.	1,447	38,618

Total Oil, Gas & Consumable Fuels		849,969

TOTAL ENERGY		860,504

FINANCIALS - 15.8%
Banks - 10.8%
Australia & New Zealand Banking Group Ltd.	1,025	23,606
Banco Bilbao Vizcaya Argentaria SA	3,203	30,096
Banco de Sabadell SA	4,848	11,520
Banco Santander SA	6,750	50,140
Bank Hapoalim B.M.	8,805	65,918
Bank Leumi Le-Israel	11,758	72,311
Bank of Montreal	120	9,886
Bank of Nova Scotia	196	13,022
Barclays PLC	2,963	8,412
BNP Paribas SA	464	38,367
BOC Hong Kong Holdings Ltd.	2,000	10,214
CaixaBank SA	2,064	11,139
Commonwealth Bank of Australia	581	36,925
Credit Agricole SA	595	11,210
Danske Bank A/S	1,884	76,529

See Notes to Schedule of Investments.

LEGG MASON DEVELOPED EX-US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY	SHARES	VALUE
Banks - (continued)
DBS Group Holdings Ltd.	2,200	$44,275
DNB ASA	3,671	74,478
Erste Group Bank AG	1,498	75,379	*
Hang Seng Bank Ltd.	400	9,521
HSBC Holdings PLC	3,267	34,841
ING Groep NV	2,867	56,347
Intesa Sanpaolo SpA	9,038	35,464
KBC Group NV	565	54,294
Lloyds Banking Group PLC	13,825	13,644
Mitsubishi UFJ Financial Group Inc.	7,400	55,637
Mizrahi Tefahot Bank Ltd.	1,311	25,545
Mizuho Financial Group Inc.	23,400	44,005
National Australia Bank Ltd.	931	21,853
Nordea Bank AB	1,415	17,462
Oversea-Chinese Banking Corp., Ltd.	3,367	33,188
Raiffeisen Bank International AG	697	29,967	*
Royal Bank of Canada	196	16,783
Skandinaviska Enskilda Banken AB, Class A Shares	779	9,840
Societe Generale SA	200	11,635
Standard Chartered PLC	889	10,345	*
Sumitomo Mitsui Financial Group Inc.	1,200	53,619
Svenska Handelsbanken AB, Class A Shares	719	10,461
Swedbank AB, Class A Shares	422	10,786
Toronto-Dominion Bank	394	23,967
UniCredit SpA	1,302	28,686	*
United Overseas Bank Ltd.	1,386	28,982
Westpac Banking Corp.	1,145	28,565

Total Banks		1,328,864

Capital Markets - 1.2%
Brookfield Asset Management Inc., Class A Shares	196	8,203
Credit Suisse Group AG, Registered Shares	1,227	23,677	*
Deutsche Bank AG, Registered Shares	789	14,492
Deutsche Boerse AG	128	16,424
Hong Kong Exchanges & Clearing Ltd.	600	22,734
Julius Baer Group Ltd.	154	10,573	*
Macquarie Group Ltd.	122	10,138
Nomura Holdings Inc.	1,200	7,777
Singapore Exchange Ltd.	1,200	7,501
UBS Group AG, Registered Shares	1,313	26,662	*

Total Capital Markets		148,181

Diversified Financial Services - 0.3%
Groupe Bruxelles Lambert SA	154	18,141
Investor AB, Class B Shares	148	7,233
Kinnevik AB, Class B Shares	238	8,680

Total Diversified Financial Services		34,054

See Notes to Schedule of Investments.

LEGG MASON DEVELOPED EX-US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY	SHARES	VALUE
Insurance - 3.5%
AEGON NV	1,571	$10,743
Ageas	390	20,598
AIA Group Ltd.	7,149	61,230
Allianz SE, Registered Shares	204	51,542
Assicurazioni Generali SpA	927	18,380
Aviva PLC	1,433	10,442
AXA SA	512	16,842
Dai-ichi Life Holdings Inc.	400	8,374
Gjensidige Forsikring ASA	725	13,674
Insurance Australia Group Ltd.	1,281	7,473
Manulife Financial Corp.	394	8,361
MS&AD Insurance Group Holdings Inc.	198	6,731
Muenchener Rueckversicherungs-Gesellschaft AG (MunichRe), Registered Shares	48	11,296
NN Group NV	208	9,813
Prudential PLC	326	8,822
Sampo OYJ, Class A Shares	1,361	79,030
Sompo Holdings Inc.	198	7,919
Sun Life Financial Inc.	196	8,505
Suncorp Group Ltd.	757	8,332
Swiss Re AG	108	10,652
Tokio Marine Holdings Inc.	600	28,250
Tryg A/S	456	11,099
Zurich Insurance Group AG	46	15,118

Total Insurance		433,226

TOTAL FINANCIALS		1,944,325

HEALTH CARE - 7.1%
Biotechnology - 1.0%
CSL Ltd.	937	110,552
Genmab A/S	38	6,960	*
Shire PLC	154	7,276

Total Biotechnology		124,788

Health Care Equipment & Supplies - 0.7%
Cochlear Ltd.	114	15,958
Essilor International SA	60	8,522
Hoya Corp.	400	20,405
Olympus Corp.	197	7,570
Sysmex Corp.	198	15,525
Terumo Corp.	397	19,419

Total Health Care Equipment & Supplies		87,399

Health Care Providers & Services - 0.5%
Fresenius SE & Co. KGaA	102	8,925
Healthscope Ltd.	6,794	10,566
Ramsay Health Care Ltd.	326	17,955
Sonic Healthcare Ltd.	979	18,815

Total Health Care Providers & Services		56,261

See Notes to Schedule of Investments.

LEGG MASON DEVELOPED EX-US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY	SHARES	VALUE
Health Care Technology - 0.1%
M3 Inc.	300	$10,965

Pharmaceuticals - 4.8%
Astellas Pharma Inc.	2,581	34,044
AstraZeneca PLC	264	18,317
Bayer AG, Registered Shares	188	24,606
Chugai Pharmaceutical Co., Ltd.	200	10,571
Daiichi Sankyo Co., Ltd.	394	13,245
Eisai Co., Ltd.	200	11,415
GlaxoSmithKline PLC	1,083	20,304
Kyowa Hakko Kirin Co., Ltd.	500	9,778
Merck KGaA	76	8,305
Novartis AG, Registered Shares	268	24,245
Novo Nordisk A/S, Class B Shares	829	46,107
Ono Pharmaceutical Co., Ltd.	600	14,809
Otsuka Holdings Co., Ltd.	397	17,623
Roche Holding AG	80	19,722
Sanofi	408	36,026
Santen Pharmaceutical Co., Ltd.	500	8,157
Shionogi & Co., Ltd.	397	21,954
Takeda Pharmaceutical Co., Ltd.	792	46,539
Teva Pharmaceutical Industries Ltd.	3,717	76,991
Teva Pharmaceutical Industries Ltd., ADR	6,110	124,705

Total Pharmaceuticals		587,463

TOTAL HEALTH CARE		866,876

INDUSTRIALS - 11.0%
Aerospace & Defense - 0.5%
Airbus SE	94	10,795
BAE Systems PLC	1,203	10,146
CAE Inc.	595	10,981
Leonardo SpA	569	6,867
Safran SA	82	9,258
Singapore Technologies Engineering Ltd.	5,400	13,873

Total Aerospace & Defense		61,920

Air Freight & Logistics - 0.1%
Deutsche Post AG, Registered Shares	246	11,627

Airlines - 0.2%
International Consolidated Airlines Group SA	1,421	12,914
Singapore Airlines Ltd.	1,781	15,356

Total Airlines		28,270

Building Products - 0.2%
Assa Abloy AB, Class B Shares	502	11,117
Compagnie de Saint-Gobain	158	9,183
Geberit AG, Registered Shares	18	8,529

Total Building Products		28,829

See Notes to Schedule of Investments.

LEGG MASON DEVELOPED EX-US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY	SHARES	VALUE
Commercial Services & Supplies - 0.4%
Brambles Ltd.	3,805	$30,354
Secom Co., Ltd.	198	15,130

Total Commercial Services & Supplies		45,484

Construction & Engineering - 0.6%
ACS Actividades de Construccion y Servicios SA	340	13,618
CIMIC Group Ltd.	308	11,699
Ferrovial SA	998	22,892
SNC-Lavalin Group Inc.	196	8,670
Vinci SA	116	12,530

Total Construction & Engineering		69,409

Electrical Equipment - 1.0%
ABB Ltd., Registered Shares	867	24,173
Legrand SA	122	10,151
Mitsubishi Electric Corp.	1,200	21,902
Nidec Corp.	100	15,984
Prysmian SpA	258	9,078
Schneider Electric SE	154	14,432	*
Siemens Gamesa Renewable Energy SA	553	8,630
Vestas Wind Systems A/S	206	14,055

Total Electrical Equipment		118,405

Industrial Conglomerates - 1.7%
CK Hutchison Holdings Ltd.	5,500	74,246
Jardine Matheson Holdings Ltd.	400	25,392
Jardine Strategic Holdings Ltd.	500	19,900
Keppel Corp., Ltd.	5,546	36,655
NWS Holdings Ltd.	4,000	7,793
SembCorp Industries Ltd.	4,563	11,826
Siemens AG, Registered Shares	198	30,030

Total Industrial Conglomerates		205,842

Machinery - 2.3%
Atlas Copco AB, Class A Shares	332	15,568
CNH Industrial NV	1,565	23,151
FANUC Corp.	100	26,999
Komatsu Ltd.	400	15,517
Kone OYJ, Class B Shares	1,587	90,833
Metso OYJ	578	20,201
Sandvik AB	589	11,597
Schindler Holding AG	38	9,529
Volvo AB, Class B Shares	464	9,472
Wartsila OYJ Abp	689	47,100
Yangzijiang Shipbuilding Holdings Ltd.	8,600	10,489

Total Machinery		280,456

See Notes to Schedule of Investments.

LEGG MASON DEVELOPED EX-US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY	SHARES	VALUE
Marine - 0.2%
A.P. Moller - Maersk A/S, Class A Shares	4	$6,840
A.P. Moller - Maersk A/S, Class B Shares	6	10,710
Kuehne & Nagel International AG, Registered Shares	48	8,813

Total Marine		26,363

Professional Services - 0.7%
Adecco Group AG, Registered Shares	102	8,394
Experian PLC	360	8,296
Randstad Holding NV	156	11,017
Recruit Holdings Co., Ltd.	300	7,307
RELX NV	478	10,632
RELX PLC	380	8,406
Seek Ltd.	661	10,413
SGS SA, Registered Shares	4	10,757
Wolters Kluwer NV	220	11,644

Total Professional Services		86,866

Road & Rail - 1.5%
Aurizon Holdings Ltd.	5,387	20,315
Canadian National Railway Co.	747	59,869
Canadian Pacific Railway Ltd.	196	36,290
ComfortDelGro Corp., Ltd.	7,600	12,167
DSV A/S	234	19,245
East Japan Railway Co.	200	19,868
MTR Corp. Ltd.	3,000	17,181

Total Road & Rail		184,935

Trading Companies & Distributors - 0.3%
ITOCHU Corp.	600	11,756
Mitsubishi Corp.	400	11,175
Mitsui & Co., Ltd.	600	10,519
Sumitomo Corp.	595	10,241

Total Trading Companies & Distributors		43,691

Transportation Infrastructure - 1.3%
Abertis Infraestructuras SA	1,223	29,639
Aena SME SA	108	23,526
Atlantia SpA	645	21,365
Hutchison Port Holdings Trust, Class U Shares	15,389	6,386
SATS Ltd.	2,800	11,804
Sydney Airport	2,977	16,336
Transurban Group	5,105	49,446

Total Transportation Infrastructure		158,502

TOTAL INDUSTRIALS		1,350,599

INFORMATION TECHNOLOGY - 7.6%
Communications Equipment - 0.7%
Nokia OYJ	10,999	52,944
Telefonaktiebolaget LM Ericsson, Class B Shares	5,324	34,187

Total Communications Equipment		87,131

See Notes to Schedule of Investments.

LEGG MASON DEVELOPED EX-US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY	SHARES	VALUE
Electronic Equipment, Instruments & Components - 0.7%
Hexagon AB, Class B Shares	302	$17,986
Hitachi Ltd.	2,000	15,872
Kyocera Corp.	200	13,284
Murata Manufacturing Co., Ltd.	200	29,514
Omron Corp.	198	12,351

Total Electronic Equipment, Instruments & Components		89,007

Internet Software & Services - 0.5%
Auto Trader Group PLC	4,853	24,813
Shopify Inc., Class A Shares	247	31,536	*
United Internet AG, Registered Shares	132	9,620

Total Internet Software & Services		65,969

IT Services - 1.3%
Amadeus IT Group SA	827	64,152
Atos SE	68	10,722
Capgemini SE	166	22,042
CGI Group Inc., Class A Shares	639	36,574	*
Fujitsu Ltd.	2,000	14,727
Wirecard AG	74	9,215

Total IT Services		157,432

Semiconductors & Semiconductor Equipment - 1.0%
ASML Holding NV	192	38,903
Infineon Technologies AG	973	28,280
NXP Semiconductors NV	190	22,861	*
STMicroelectronics NV	454	10,839
Tokyo Electron Ltd.	100	18,742

Total Semiconductors & Semiconductor Equipment		119,625

Software - 3.1%
BlackBerry Ltd.	1,627	20,635	*
Check Point Software Technologies Ltd.	300	31,023	*
Constellation Software Inc.	67	43,311
Dassault Systemes SE	138	15,913
Micro Focus International PLC	1,557	47,530
NICE Ltd.	80	7,304
Nintendo Co., Ltd.	100	43,941
Open Text Corp.	883	30,237
Sage Group PLC	5,000	53,188
SAP SE	831	93,712

Total Software		386,794

Technology Hardware, Storage & Peripherals - 0.3%
Canon Inc.	600	23,902
FUJIFILM Holdings Corp.	200	7,676

Total Technology Hardware, Storage & Peripherals		31,578

TOTAL INFORMATION TECHNOLOGY		937,536

See Notes to Schedule of Investments.

LEGG MASON DEVELOPED EX-US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY	SHARES	VALUE
MATERIALS - 9.1%
Chemicals - 4.8%
Air Liquide SA	259	$34,906
Akzo Nobel NV	308	28,840
Arkema SA	82	10,476
Asahi Kasei Corp.	1,700	22,182
BASF SE	218	25,528
Croda International PLC	150	9,550
Givaudan SA, Registered Shares	4	9,627
Kansai Paint Co., Ltd.	400	9,875
Koninklijke DSM NV	220	22,731
Kuraray Co., Ltd.	600	11,212
Linde AG	62	14,133
Mitsubishi Chemical Holdings Corp.	1,389	15,071
Nippon Paint Holdings Co., Ltd.	200	7,154
Nitto Denko Corp.	200	18,272
Nutrien Ltd.	458	23,961	*
Shin-Etsu Chemical Co., Ltd.	397	45,129
Sika AG	2	17,330
Solvay SA	568	82,191
Sumitomo Chemical Co., Ltd.	1,984	14,539
Teijin Ltd.	396	8,746
Toray Industries Inc.	2,800	27,828
Umicore SA	1,650	86,777
Yara International ASA	870	41,813

Total Chemicals		587,871

Construction Materials - 0.6%
CRH PLC	921	34,212
CRH PLC	344	12,758
LafargeHolcim Ltd., Registered Shares	368	22,537	*

Total Construction Materials		69,507

Containers & Packaging - 0.1%
Amcor Ltd.	863	10,125

Metals & Mining - 3.0%
Agnico-Eagle Mines Ltd.	196	9,273
Anglo American PLC	869	21,081
ArcelorMittal	514	18,650	*
Barrick Gold Corp.	776	11,160
BHP Billiton Ltd.	1,814	44,144
BHP Billiton PLC	1,157	25,693
First Quantum Minerals Ltd.	440	6,561
Franco-Nevada Corp.	153	11,699
Glencore PLC	5,972	34,231	*
Goldcorp Inc.	589	8,433
JFE Holdings Inc.	600	14,226
Newcrest Mining Ltd.	611	11,161
Nippon Steel & Sumitomo Metal Corp.	600	15,271
Norsk Hydro ASA	6,286	45,827

See Notes to Schedule of Investments.

LEGG MASON DEVELOPED EX-US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY	SHARES	VALUE
Metals & Mining - (continued)
Rio Tinto Ltd.	190	$11,766
Rio Tinto PLC	626	34,860
South32 Ltd.	3,529	10,863
Sumitomo Metal Mining Co., Ltd.	400	18,716
Teck Resources Ltd., Class B Shares	400	11,616
Wheaton Precious Metals Corp.	394	8,511

Total Metals & Mining		373,742

Paper & Forest Products - 0.6%
Oji Holdings Corp.	2,000	13,685
Stora Enso OYJ, Class R Shares	1,105	18,960
UPM-Kymmene OYJ	1,093	36,829

Total Paper & Forest Products		69,474

TOTAL MATERIALS		1,110,719

REAL ESTATE - 5.5%
Equity Real Estate Investment Trusts (REITs) - 3.0%
Ascendas Real Estate Investment Trust	7,800	16,411
British Land Co. PLC	1,714	16,271
CapitaLand Mall Trust	7,800	12,487
Daiwa House REIT Investment Corp.	5	12,284
Dexus	1,509	11,588
Goodman Group	2,620	17,080
GPT Group	3,043	12,334
Hammerson PLC	1,437	10,059
Japan Prime Realty Investment Corp.	3	10,607
Japan Real Estate Investment Corp.	2	10,277
Japan Retail Fund Investment Corp.	6	11,954
Klepierre	202	9,227
Land Securities Group PLC	1,215	17,282
Link REIT	1,992	17,621
Mirvac Group	6,800	12,055
Nippon Building Fund Inc.	2	10,717
Nippon Prologis REIT Inc.	4	9,178
Nomura Real Estate Master Fund Inc.	8	11,139
Scentre Group	8,848	29,588
Segro PLC	1,455	12,011
Stockland	3,948	13,425
Suntec Real Estate Investment Trust	5,159	8,141
Unibail-Rodamco SE	88	22,572
United Urban Investment Corp.	8	12,641
Vicinity Centres	5,999	13,003
Westfield Corp.	3,309	24,371

Total Equity Real Estate Investment Trusts (REITs)		364,323

See Notes to Schedule of Investments.

LEGG MASON DEVELOPED EX-US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY	SHARES	VALUE
Real Estate Management & Development - 2.5%
CapitaLand Ltd.	7,800	$22,833
City Developments Ltd.	1,400	14,152
CK Asset Holdings Ltd.	1,992	19,009
Daito Trust Construction Co., Ltd.	200	34,927
Daiwa House Industry Co., Ltd.	1,000	39,434
Hongkong Land Holdings Ltd.	1,194	8,597
LendLease Group	971	12,394
Mitsubishi Estate Co., Ltd.	2,000	38,262
Mitsui Fudosan Co., Ltd.	1,400	36,645
New World Development Co., Ltd.	6,000	9,710
Sun Hung Kai Properties Ltd.	2,000	34,745
Swire Pacific Ltd., Class A Shares	992	9,923
UOL Group Ltd.	1,800	12,555
Wharf Holdings Ltd.	1,000	4,097
Wharf Real Estate Investment Co., Ltd.	1,000	6,909	*

Total Real Estate Management & Development		304,192

TOTAL REAL ESTATE		668,515

TELECOMMUNICATION SERVICES - 10.5%
Diversified Telecommunication Services - 7.9%
BCE Inc.	390	18,238
BT Group PLC	4,611	16,724
Deutsche Telekom AG, Registered Shares	4,672	81,932
Iliad SA	50	12,937
Koninklijke KPN NV	30,301	106,089
Nippon Telegraph & Telephone Corp.	900	42,795
Orange SA	4,862	87,800
Singapore Telecommunications Ltd.	30,752	82,987
Swisscom AG, Registered Shares	104	56,808
Telecom Italia SpA	83,347	75,043	*
Telecom Italia SpA, Savings Shares	37,056	28,322
Telefonica Deutschland Holding AG	1,301	6,574
Telefonica SA	8,476	86,849
Telenor ASA	2,713	63,524
Telia Co. AB	7,339	36,835
Telstra Corp., Ltd.	43,206	127,772
TELUS Corp.	589	22,176
TPG Telecom Ltd.	4,061	20,845

Total Diversified Telecommunication Services		974,250

Wireless Telecommunication Services - 2.6%
KDDI Corp.	2,400	60,522
Millicom International Cellular SA, SDR	216	16,104
NTT DoCoMo Inc.	1,800	44,592
Rogers Communications Inc., Class B Shares	1,179	57,541
SoftBank Group Corp.	987	81,188
Tele2 AB, Class B Shares	1,165	14,572
Vodafone Group PLC	12,754	40,672

Total Wireless Telecommunication Services		315,191

TOTAL TELECOMMUNICATION SERVICES		1,289,441

See Notes to Schedule of Investments.

LEGG MASON DEVELOPED EX-US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY	SHARES	VALUE
UTILITIES - 8.3%
Electric Utilities - 4.1%
AusNet Services	9,825	$13,419
Chubu Electric Power Co. Inc.	2,600	32,616
Chugoku Electric Power Co. Inc.	800	8,845
CK Infrastructure Holdings Ltd.	1,000	8,904
CLP Holdings Ltd.	3,000	30,623
Electricite de France SA	1,217	16,734
Endesa SA	310	6,966
Enel SpA	15,514	98,426
Fortis Inc.	1,569	55,438
Hydro One Ltd.	1,201	21,686
Iberdrola SA	8,007	65,194
Kansai Electric Power Co. Inc.	2,400	29,755
Kyushu Electric Power Co. Inc.	1,600	17,499
Power Assets Holdings Ltd.	2,000	17,782
Red Electrica Corporacion SA	416	8,816
SSE PLC	731	13,540
Terna-Rete Elettrica Nazionale SpA	1,800	10,834
Tohoku Electric Power Co. Inc.	1,790	23,070
Tokyo Electric Power Co. Holdings Inc.	6,573	26,612	*

Total Electric Utilities		506,759

Gas Utilities - 1.3%
APA Group	7,026	45,632
Gas Natural SDG SA	350	8,085
Hong Kong & China Gas Co. Ltd.	12,060	23,834
Osaka Gas Co., Ltd.	1,593	31,562
Toho Gas Co., Ltd.	400	11,706
Tokyo Gas Co., Ltd.	1,590	37,766

Total Gas Utilities		158,585

Independent Power and Renewable Electricity Producers - 0.2%
Electric Power Development Co., Ltd.	397	11,255
Uniper SE	286	8,533

Total Independent Power and Renewable Electricity Producers		19,788

Multi-Utilities - 2.7%
AGL Energy Ltd.	3,888	73,437
ATCO Ltd., Class I Shares	296	10,704
Canadian Utilities Ltd., Class A Shares	384	11,367
Centrica PLC	3,439	6,516
E.ON SE	5,650	59,338
Engie SA	3,531	61,287
Innogy SE	418	15,932
National Grid PLC	2,026	23,148
RWE AG	1,329	26,598	*

See Notes to Schedule of Investments.

LEGG MASON DEVELOPED EX-US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY			SHARES	VALUE
Multi-Utilities - (continued)
Suez			759	$11,318
Veolia Environnement SA			1,193	30,053

Total Multi-Utilities				329,698

TOTAL UTILITIES				1,014,830

TOTAL COMMON STOCKS (Cost - $10,422,604)				12,077,895

INVESTMENTS IN UNDERLYING FUNDS - 0.7%
Schwab International Equity ETF (Cost - $80,689)			2,370	84,657

PREFERRED STOCKS - 0.2%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Volkswagen AG			42	9,231

CONSUMER STAPLES - 0.1%
Household Products - 0.1%
Henkel AG & Co. KGaA			126	17,614

TOTAL PREFERRED STOCKS (Cost - $21,803)				26,845

		EXPIRATION DATE	RIGHTS
RIGHTS - 0.0%
UniCredit SpA (Cost - $0)		2/21/18	1,302	7	*(a)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $10,525,096)				12,189,404

RATE			SHARES
SHORT-TERM INVESTMENTS - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $3,350)	1.285%		3,350	3,350

TOTAL INVESTMENTS - 99.4% (Cost - $10,528,446)				12,192,754
Other Assets in Excess of Liabilities - 0.6%				79,671

TOTAL NET ASSETS - 100.0%				$12,272,425

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
CVA	— Certificaaten van aandelen (Share Certificates)
ETF	— Exchange-Traded Fund
REIT	— Real Estate Investment Trust
SDR	— Swedish Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Developed ex-US Diversified Core ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is an exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. The Fund is designed to track an index. Similar to shares of an index mutual fund, each share of the Fund represents an ownership interest in an underlying portfolio of securities intended to track an index. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Fund are listed and traded at market prices on NASDAQ. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or cash. Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.

The Fund seeks to track the investment results of the QS DBI Developed ex-US Diversified Index (the “Underlying Index”). The Underlying Index seeks to provide exposure to equity markets in developed countries outside the United States and is based on a proprietary methodology created and sponsored by QS Investors, LLC, the Fund’s subadviser.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Prior to December 1, 2017, short-term fixed income securities that would mature in 60 days or less were valued at amortized cost, unless it was determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant

Notes to Schedule of Investments (unaudited) (continued)

and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks	$12,077,895	—	—	$12,077,895
Investments in Underlying Funds	84,657	—	—	84,657
Preferred Stocks	26,845	—	—	26,845
Rights	—	$7	—	7

Total Long-Term Investments	12,189,397	7	—	12,189,404

Short-Term Investments†	3,350	—	—	3,350

Total Investments	$12,192,747	$7	—	$12,192,754

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason ETF Investment Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 26, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 26, 2018